Equity Compensation - Fair Value of Stock Options Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Jul. 21, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date stock price (in dollar per share)	$ 2.42
Expected term (in years)		3 years 10 months 24 days	4 years
Expected stock volatility		45.00%	35.00%
Risk-free interest rate		1.55%	2.70%
Stock price at grant date				$ 10.00
Dividend yield		0.00%	0.00%
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days
Expected stock volatility	30.70%
Risk-free interest rate	0.87%
Stock price at grant date	$ 8.65
Exercise price	$ 9.55
Dividend yield	0.00%